Leases (Details) - Schedule of supplemental information related to operating leases - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Supplemental Information Related to Operating Leases [Abstract]
Operating lease cost	[1]	$ 888	$ 871	$ 731
Weighted Average Remaining Lease Term - Operating leases		8 years 1 month 24 days	11 years 2 months 19 days	9 years 21 days
Weighted Average Discount Rate - Operating leases		7.56%	8.59%	8.17%

[1]	Included unconditional government subsidy $66, $nil and $247 for factory space and dormitories located in Shenzhen in 2021, 2022 and 2023 respectively.